Organization and Significant Accounting Policies - Summary of Condensed Cash Flow Statements (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (546)	$ (21,723)	$ (175,070)	$ (19,756)	$ (1,151,223)
Adjustments to reconcile net loss to net cash provided by operating activities
Changes in fair value of warrant liability		5,526	0	13,363
Changes in operating assets and liabilities, net effects from purchases of businesses:
Net cash provided by operating activities		$ 29,887	$ 50,965	345,730	$ 151,343	$ 126,348
SUPPLEMENTAL CASH FLOW INFORMATION
Fair value of liability for private placement warrants acquired at Closing				7,871
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss				(161,707)
Adjustments to reconcile net loss to net cash provided by operating activities
Changes in fair value of warrant liability				0
Changes in operating assets and liabilities, net effects from purchases of businesses:
Net cash provided by operating activities				345,730
SUPPLEMENTAL CASH FLOW INFORMATION
Fair value of liability for private placement warrants acquired at Closing				0
Revision of Prior Period, Adjustment
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss				(13,363)
Adjustments to reconcile net loss to net cash provided by operating activities
Changes in fair value of warrant liability	[1]			13,363
Changes in operating assets and liabilities, net effects from purchases of businesses:
Net cash provided by operating activities				0
SUPPLEMENTAL CASH FLOW INFORMATION
Fair value of liability for private placement warrants acquired at Closing	[1]			$ 7,871

[1]	The adjustments reflect the revision to record the initial warrant liability of the private placement warrants and to remeasure the warrant liability to the fair value as of December 31, 2020. The initial fair value of the private placement warrants of $7.9 million was recorded on the Closing date as a warrant liability with a decrease to additional paid-in capital. Subsequently, the warrant liability was adjusted to fair value of $21.2 million and the difference of $13.4 million was reflected in “Change in fair value of warrant liability” in the Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows.